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                      SUPPLEMENT DATED SEPTEMBER 17, 2001

                                     TO THE

               PROSPECTUS FOR THE KENT FUNDS DATED APRIL 30, 2001

                             KENT MONEY MARKET FUND
                       KENT GOVERNMENT MONEY MARKET FUND
                   KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

                                    AND THE

      PROSPECTUS FOR THE LYON STREET INSTITUTIONAL MONEY MARKET FUND DATED
                                 APRIL 30, 2001

The prospectuses are modified as follows:

Beginning September 17, 2001, and until the fixed-income markets resume normal trading hours, the Kent Money Market Fund, the Kent Government Money Market Fund, the Kent Michigan Municipal Money Market Fund, and the Lyon Street Institutional Money Market Fund will have shortened trading hours. Purchase and redemption deadlines for the Kent Money Market Fund, the Kent Government Money Market Fund and the Lyon Street Institutional Money Market Fund will be 12:00 noon Eastern Time. Purchase and redemption deadlines for the Kent Michigan Municipal Money Market Fund will be 10:00 a.m. Eastern Time.

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE KENT FUNDS DATED APRIL 30, 2001 AND THE PROSPECTUS FOR THE LYON STREET INSTITUTIONAL MONEY MARKET FUND DATED APRIL 30, 2001. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND EACH PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE